Others - Fair value information, schedule of natures of the liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair value information
Financial assets	$ 170,824	$ 171,521
Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	915	1,793
Recurring fair value | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets	6,153	2,746
Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	915
Recurring fair value | Level 1 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets	6,153	2,746
Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	757
Recurring fair value | Level 2 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets	0	0
Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0
Recurring fair value | Level 3 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Financial assets	0	0
Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	158
Earnout liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	158
Earnout liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0
Earnout liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0
Earnout liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	158
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	757	1,793
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	757	1,793
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0	0
Warrant liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 0	$ 0